Investment Strategy - Hartford Equity Premium Income ETF	Dec. 10, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY.
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by pursuing a two-pronged investment strategy of (1) creating an actively managed portfolio of common stocks of primarily U.S. companies (the “long equity portfolio”) and (2) selling (writing) call options contracts on the SPDR S&P 500® ETF Trust (the “Underlying ETF”) or on the S&P 500® Index (“Underlying Index”) to generate additional yield. Under normal circumstances, the Fund invests at least 80% of its assets in common stocks. The Fund invests in a portfolio of common stocks of issuers located primarily in the United States. Wellington Management Company LLP (“Wellington Management”), the Fund’s sub-adviser, chooses the Fund’s investments for the long equity portfolio by using fundamental research designed to identify issuers with improving quality metrics, business momentum and attractive relative valuations. The fundamental research emphasizes the sustainability of a business’s competitive advantages, revenue and margin drivers, and cash generation capacity. The Fund’s portfolio seeks to be broadly diversified by industry and company. The Fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. The Fund is a non-diversified fund, which means that it may invest its assets in a smaller number of issuers than a diversified fund. The Fund will sell (write) out-of-the-money call option contracts, which have an expiration date of approximately one week, with an objective of generating premium income. The Fund will sell such call option contracts on the Underlying ETF or on the Underlying Index. The Fund will also use Flexible Exchange Options (“FLEX Options”) that reference the Underlying ETF. Although the Fund will sell call option contracts on both the Underlying ETF and the Underlying Index, it is expected that the Fund will generally focus on writing call options on the Underlying ETF. The Fund’s use of derivative investments will generally be limited to its call option writing strategy. As a result of writing call options, the Fund may forgo performance in market environments with significant equity market appreciation in which the Underlying ETF or Underlying Index, as applicable, exceeds the strike price of the written call option. However, the sub-adviser will seek to “ladder” the Fund’s written call option positions to mitigate this risk. “Laddering” is an investment technique that uses multiple option positions over multiple expiration dates to reduce the concentration risk of a concentrated exposure to a single option expiration and to create more opportunities to roll option positions (i.e., one option position expires and a new option position is opened in the same underlying security) during extended periods of market appreciation. In this regard, the sub-adviser expects to write more frequent, short-dated call options with one-week expirations in tranches with such expirations being staggered approximately every five trading days. The sub-adviser believes that this may provide the opportunity for a more diversified options portfolio with a more consistent upside appreciation profile compared to a written call option portfolio with a single position. Additionally, the sub-adviser believes that the laddering of short-dated call options may provide more stable option premium income for the portfolio, as each call option in the portfolio is expected to be a short-dated call option with a one-week expiration (either expiring worthless or with a liability) and, upon expiration, is expected to be replaced with a new short-dated call option with a one-week expiration. The Fund may incorporate certain tax optimization strategies within its long equity portfolio in order to seek more tax-efficient distributions. An example of such a strategy is harvesting losses in the long equity portfolio to offset realized gains in the written options portfolio and long equity portfolio. By offsetting gains through tax loss harvesting, distributions that would otherwise be taxed at short term capital gains rates may instead be classified as return of capital and result in a more tax efficient distribution to shareholders.